Activities of Orange Bank - Financial assets - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Categories of financial assets [abstract]
Non-current	€ 1,617	€ 1,464	€ 1,523
Current	3,075	3,275	3,336
Financial assets at fair value through profit or loss, category [member]
Categories of financial assets [abstract]
Current		171
Financial assets at amortised cost, category [member]
Categories of financial assets [abstract]
Non-current		62
Current		3,096
Held-to-maturity investments, category (should only appear in IFRS 9 disclosure after taxonomy conversion AND updated for first 12/31/18 draft) [member]
Categories of financial assets [abstract]
Non-current		611
Current		4
Financial assets available-for-sale, category [member]
Categories of financial assets [abstract]
Non-current		791
Current		4
Orange Bank, operating segment [member] | Operating segments [member]
Categories of financial assets [abstract]
Non-current	1,617	1,464	1,523
Current	3,075	3,275	3,336
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets at fair value through other comprehensive income, category [member]
Categories of financial assets [abstract]
Non-current	925
Current	0
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets at fair value through other comprehensive income, category [member] | Debt securities [member]
Categories of financial assets [abstract]
Non-current	925
Current	0
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss [member]
Categories of financial assets [abstract]
Non-current	1
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets at fair value through other comprehensive income that may be reclassified to profit or loss [member] | Debt securities [member]
Categories of financial assets [abstract]
Total	925	786
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets at fair value through profit or loss, category [member]
Categories of financial assets [abstract]
Non-current	80
Current	72
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets at fair value through profit or loss, category [member] | Investments at fair value [member]
Categories of financial assets [abstract]
Current	72
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets at fair value through profit or loss, category [member] | Other financial assets [member]
Categories of financial assets [abstract]
Non-current	23
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets at amortised cost, category [member]
Categories of financial assets [abstract]
Non-current	611
Current	3,003
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets at amortised cost, category [member] | Loans and receivables to customers [member]
Categories of financial assets [abstract]
Current	2,000
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets at amortised cost, category [member] | Loans and receivables to credit institutions [member]
Categories of financial assets [abstract]
Current	1,000
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets at amortised cost, category [member] | IFRS Fixed Income Securities [Member]
Categories of financial assets [abstract]
Non-current	611
Current	€ 3
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets available-for-sale, category [member]
Categories of financial assets [abstract]
Total		€ 795	€ 745